UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04802

Name of Fund: BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Strategic

Municipal Opportunities Fund of BlackRock Municipal Series Trust, 55 East 52nd Street, New York,

NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 05/31/2018

Date of reporting period: 02/28/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds — 1.7%

Banks — 0.2%
Capital One Financial Corp., 3.80%, 01/31/28	$13,401	$12,984,104

Commercial Services & Supplies — 0.1%
The Metropolitan Museum of Art, Series 2015, 3.40%, 07/01/45	7,000	6,455,807

Consumer Finance — 0.3%
American Express Co., 3.40%, 02/27/23	17,990	17,949,829

Diversified Financial Services — 0.0%
Western Group Housing LP, 6.75%, 03/15/57(a)	2,494	3,060,280

Education — 0.5%
Baylor University, 4.02%, 03/01/38	6,250	6,234,562
Northwestern University, Series 2017, 3.66%, 12/01/57	7,251	6,887,016
Pepperdine University, 3.95%, 12/01/57	15,835	15,376,608
University of Notre Dame du Lac, Series 2017, 3.39%, 02/15/48	4,495	4,208,324
Wesleyan University, 4.78%, 07/01/16	3,275	3,266,408

		35,972,918
Health Care Providers & Services — 0.6%
AHS Hospital Corp., 5.02%, 07/01/45	10,806	12,380,496
Kaiser Foundation Hospitals, 4.15%, 05/01/47	7,598	7,772,046
Northwell Healthcare, Inc., 4.26%, 11/01/47	3,885	3,788,247
Orlando Health Obligated Group, 3.78%, 10/01/28	4,331	4,330,805
Providence St Joseph Health Obligated Group, 3.93%, 10/01/48	6,446	6,297,309
RWJ Barnabas Health, Inc., 3.95%, 07/01/46	1,971	1,898,112

		36,467,015

Total Corporate Bonds — 1.7% (Cost — $113,568,209)		112,889,953

Security	Par (000)	Value
Municipal Bonds — 88.5%

Alabama — 0.5%
Alabama Special Care Facilities Financing Authority-Birmingham, RB, Methodist Home For The Aging:
5.75%, 06/01/35	$1,200	$1,325,796
5.75%, 06/01/45	2,145	2,347,981
6.00%, 06/01/50	2,700	2,991,951
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D:
7.00%, 10/01/51	3,000	3,641,220
6.50%, 10/01/53	15,110	17,832,218
UAB Medicine Finance Authority, Refunding RB, 5.00%, 09/01/30	5,000	5,839,200

		33,978,366
Alaska — 0.3%
City of Valdez Alaska, Refunding RB, BP Pipelines Project, Series B, 5.00%, 01/01/21	5,000	5,397,700
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A:
4.63%, 06/01/23	2,455	2,525,139
5.00%, 06/01/46	2,210	2,145,181
State of Alaska International Airports System, Refunding RB, Series B:
5.00%, 10/01/32	5,000	5,687,950
5.00%, 10/01/34	5,000	5,658,950

		21,414,920
Arizona — 1.6%
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/39	5,000	5,529,250
Banner Health, Series B, 1.95%, 01/01/37(b)	22,320	20,558,059
Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	5,000	5,255,100
Arizona State University, RB, Green Bonds, Series B, 5.00%, 07/01/42	5,000	5,653,350
City of Phoenix Arizona IDA, RB, Series A(a):
Legacy Traditional Schools Project, 6.50%, 07/01/34	965	1,078,098

1

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Arizona (continued)
City of Phoenix Arizona IDA, RB, Series A(a) (continued):
Legacy Traditional Schools Projects, 6.75%, 07/01/44	$1,690	$1,863,090
City of Phoenix Arizona IDA, Refunding RB(a):
Basis Schools, Inc. Projects, 5.00%, 07/01/35	2,795	2,872,477
Basis Schools, Inc. Projects, 5.00%, 07/01/45	6,155	6,279,454
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/35	1,775	1,824,203
Basis Schools, Inc. Projects, Series A, 5.00%, 07/01/46	1,950	1,988,220
Legacy Traditional School Projects, 5.00%, 07/01/35	2,205	2,266,123
Legacy Traditional School Projects, 5.00%, 07/01/45	1,495	1,524,287
City of Phoenix Civic Improvement Corp., ARB, Series A, AMT, 5.00%, 07/01/47	10,000	11,151,100
City of Phoenix Civic Improvement Corp., Refunding RB, Series B, 5.00%, 07/01/38	5,000	5,681,950
City of Phoenix Industrial Development Authority, RB, Legacy Traditional Schools Projects, Series A(a):
5.00%, 07/01/36	7,315	7,603,430
5.00%, 07/01/41	10,075	10,361,231
McAllister Academic Village LLC, Refunding RB, Arizona State University:
5.00%, 07/01/30	5,000	5,800,000
5.00%, 07/01/32	5,000	5,759,950
5.00%, 07/01/34	5,000	5,716,250

		108,765,622
California — 11.2%
Anaheim Public Financing Authority California, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 09/01/24	5,000	5,839,900
Bay Area Toll Authority, RB, Build America Bonds, San Francisco Toll Bridge, Series S-1, 7.04%, 04/01/50	2,500	3,750,650
California County Tobacco Securitization Agency, RB, Asset-Backed, Series A:
Alameda County Securitization Corp., 6.00%, 06/01/42	885	893,646
Los Angeles County Securitization Corp., 5.25%, 06/01/21	3,160	3,206,578

Security	Par (000)	Value
California (continued)
California Educational Facilities Authority, RB, Chapman University, Series A:
2.98%, 04/01/25	$1,655	$1,597,141
3.08%, 04/01/26	2,400	2,295,408
3.18%, 04/01/27	2,875	2,752,525
3.28%, 04/01/28	750	718,335
California Health Facilities Financing Authority, RB, El Camino Hospital:
5.00%, 02/01/36	5,000	5,665,050
5.00%, 02/01/37	5,000	5,644,400
California Health Facilities Financing Authority, Refunding RB, Children’s Hospital Los Angeles, 4.50%, 07/01/20(c)	8,215	8,598,230
California Municipal Finance Authority, RB:
Caritas Affordable Housing Inc., 5.88%, 08/15/49	1,000	1,086,110
Sycamore Academy Project, 5.38%, 07/01/34(a)	1,000	1,010,870
Sycamore Academy Project, 5.63%, 07/01/44(a)	2,760	2,785,337
Urban Discovery Academy Project, 6.00%, 08/01/44(a)	330	334,000
Urban Discovery Academy Project, 6.13%, 08/01/49(a)	285	288,064
Vista Charter Middle School, 6.00%, 07/01/44	1,960	2,063,998
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT(a):
5.00%, 07/01/30	3,000	3,236,790
5.00%, 07/01/37	26,570	28,355,504
5.00%, 11/21/45	10,000	10,634,600
California Pollution Control Financing Authority, Refunding RB, Waste Management, Inc., Series A-1, AMT, 3.38%, 07/01/25	18,750	19,881,000
California School Finance Authority, RB, Alta Public Schools Project, Series A(a):
6.50%, 11/01/34	1,015	1,064,329
6.75%, 11/01/45	1,395	1,475,129
California State Public Works Board, Refunding RB, Various Capital Projects:
Series C, 5.00%, 11/01/27	5,000	5,925,350
Series D, 5.00%, 04/01/27	5,000	5,934,400
Series D, 5.00%, 04/01/29	5,000	5,867,100

2

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
California State University, Refunding RB, Systemwide, Series A, 5.00%, 11/01/32	$5,000	$5,857,350
California Statewide Communities
Development Authority, RB:
5.00%, 02/01/45	10,000	10,782,600
Kaiser Permanente, Series A, 5.00%, 04/01/42	5,055	5,527,845
Loma Linda University Medical Center, Series A, 5.00%, 12/01/41(a)	4,205	4,446,199
Loma Linda University Medical Center, Series A, 5.00%, 12/01/46(a)	4,665	4,919,103
Loma Linda University Medical Center, Series A, 5.25%, 12/01/56(a)	7,175	7,653,859
University of California, Irvine East Campus Apartment, Series A, 5.00%, 05/15/47	5,000	5,573,000
California Statewide Communities Development Authority, Refunding RB, Series A, 5.25%, 11/01/44(a)	1,250	1,324,037
California Statewide Financing Authority, RB, Asset-Backed, Tobacco Settlement:
Series A, 6.00%, 05/01/37	585	585,328
Series A, 6.00%, 05/01/43	3,800	3,800,722
Series B, 6.00%, 05/01/37	265	265,148
Series B, 6.00%, 05/01/43	7,425	7,426,411
Chabot-Las Positas Community College District, GO, Refunding, 2016 Crossover, 5.00%, 08/01/29	5,000	5,702,550
City & County of San Francisco California Airports Commission, RB, Series C, 1.94%, 05/01/20	1,500	1,478,235
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 05/01/41	10,000	11,086,700
City & County of San Francisco California Airports Commission, Refunding RB, Series A, AMT:
5.00%, 05/01/19	10,000	10,396,200
5.00%, 05/01/20	10,000	10,684,700
5.00%, 05/01/21	5,000	5,472,050
5.00%, 05/01/22	5,000	5,581,450
5.00%, 05/01/23	10,000	11,328,100
5.00%, 05/01/47	5,000	5,570,950

Security	Par (000)	Value
California (continued)
City & County of San Francisco California Redevelopment Agency, Tax Allocation Bonds, Mission Bay South Redevelopment Project, Series D(a):
3.00%, 08/01/21	$3,825	$3,826,186
0.00%, 08/01/26(d)	1,170	773,464
0.00%, 08/01/43(d)	20,000	5,240,600
City of Irvine California, Community Facilities District No. 2013-3, Great Park Improvement Area No. 1, 5.00%, 09/01/49	1,500	1,602,765
City of Los Angeles California Department of Water & Power, RB, Build America Bonds, 6.60%, 07/01/50	3,600	5,225,904
City of Los Angeles Department of Airports, RB, AMT, Sub-Series A:
5.00%, 05/15/28	5,000	5,781,150
5.00%, 05/15/32	5,000	5,679,350
City of San Francisco California Public Utilities Commission Wastewater Revenue, RB, Green Bond, Series A:
5.00%, 10/01/31	5,000	5,835,700
5.00%, 10/01/32	5,000	5,813,250
City of San Jose California Airport Revenue, Refunding ARB, AMT, Series A, 5.00%, 03/01/23	5,185	5,850,132
County of Los Angeles California Tobacco Securitization Agency, RB, Asset-Backed, Los Angeles County Securitization Corp.:
5.70%, 06/01/46	21,800	21,875,210
5.60%, 06/01/36	8,150	8,266,789
County of San Diego California Water Authority Financing Corp., Refunding RB, Series B:
5.00%, 05/01/35	5,000	5,813,500
5.00%, 05/01/37	5,000	5,785,800
County of Ventura California, GO, Refunding, 4.00%, 07/02/18	50,000	50,468,500
Eastern Municipal Water District Financing Authority, Refunding RB, Series B, 5.00%, 07/01/33	5,000	5,812,100
Golden State Tobacco Securitization Corp., Refunding RB:
Asset-Backed, Senior Series A-1, 5.75%, 06/01/47	23,580	23,756,614
Asset-Backed, Series A (AGM), 5.00%, 06/01/40	5,000	5,553,900
Series A-1, 5.00%, 06/01/27	5,000	5,775,900
Series A-1, 4.00%, 06/01/18	10,000	10,064,700
Series A-1, 5.00%, 06/01/19	4,700	4,889,880

3

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Golden State Tobacco Securitization Corp., Refunding RB (continued):
Series A-1, 5.00%, 06/01/22	$5,000	$5,540,950
Series A-1, 5.00%, 06/01/25	5,000	5,706,200
Series A-1, 5.00%, 06/01/28	5,000	5,741,150
Series A-1, 5.00%, 06/01/29	5,040	5,756,638
Irvine Ranch Water District, Special Assessment Bonds, Build America Bonds, Series B, 6.62%, 05/01/40	8,900	11,892,803
Long Beach Unified School District, GO, Series E:
5.00%, 08/01/41	5,000	5,714,650
5.00%, 08/01/42	5,000	5,706,650
Los Angeles Unified School District, GO, Taxable, Series B-2, 1.85%, 05/01/18(e)	12,885	12,884,227
Modesto Irrigation District, Refunding RB, 5.00%, 10/01/18	5,900	6,025,434
Municipal Improvement Corp. of Los Angeles, Refunding RB:
Capital Equipment, Series A, 5.00%, 11/01/20	5,405	5,892,639
Real Property, Series B, 5.00%, 11/01/30	5,000	5,874,500
Real Property, Series B, 5.00%, 11/01/31	5,000	5,849,250
Real Property, Series B, 5.00%, 11/01/32	5,000	5,836,650
Natomas Unified School District, GO, Refunding, (BAM), 5.00%, 08/01/32	5,000	5,742,600
Northern California Gas Authority No. 1, RB, Series B, 1.86%, 07/01/27(b)	5,000	4,827,050
Orange County Sanitation District, Refunding RB, Series A, 5.00%, 02/01/34	5,000	5,802,800
Palomar Health, Refunding RB:
5.00%, 11/01/36	1,890	2,063,294
5.00%, 11/01/39	1,770	1,915,954
Port of Oakland, Refunding RB, AMT, Series O, 5.00%, 05/01/23	5,000	5,467,200
Sacramento County Sanitation Districts Financing Authority, Refunding RB, Series B (NPFGC), 1.87%, 12/01/35(b)	22,680	21,859,438
Sacramento County Water Financing Authority, RB, Series B (NPFGC), 1.89%, 06/01/34(b)	14,090	13,615,167
San Diego County Water Authority Financing Corp., Refunding RB, Green Bonds, Series A:
5.00%, 05/01/32	5,000	5,873,350
5.00%, 05/01/33	5,000	5,853,350

Security	Par (000)	Value
California (continued)
San Diego Public Facilities Financing Authority Sewer Revenue, Refunding RB, Series A, 5.25%, 05/15/20(c)	$5,000	$5,403,550
San Diego Unified School District, GO, Refunding, Series R-5, 5.00%, 07/01/29	5,000	5,934,600
San Diego Unified School District, GO, Series S-2, 5.00%, 07/01/19	9,955	10,431,048
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding RB, Series C, AMT, 5.00%, 05/01/20	11,200	11,966,864
San Jose Redevelopment Agency Successor Agency, Refunding, Tax Allocation Bonds, Series A-T, 3.25%, 08/01/29	420	401,701
State of California, GO, Various Purposes:
Build America Bonds, Various Purpose, 7.60%, 11/01/40	7,125	10,944,427
High Speed Passenger Train Bonds, Series C, 2.45%, 04/01/47(b)	18,400	18,565,784
State of California, GO, Refunding:
2.25%, 10/01/23	10,000	9,621,700
5.00%, 09/01/28	5,000	5,905,450
5.00%, 09/01/30	5,000	5,847,300
State of California Public Works Board, LRB, Various Capital Projects, Series A, 5.00%, 04/01/37	5,000	5,508,500
Tobacco Securitization Authority of Southern California, Refunding RB, Tobacco Settlement, Asset-Backed, Senior Series A-1:
5.00%, 06/01/37	12,735	12,771,549
5.13%, 06/01/46	7,440	7,452,722
University of California, Refunding RB, General, Series AI, 5.00%, 05/15/38	5,000	5,613,900
West Basin Municipal Water District California, Refunding RB, Series A:
5.00%, 08/01/34	5,000	5,752,900
5.00%, 08/01/35	5,000	5,733,800
5.00%, 08/01/36	5,000	5,722,400

		745,078,514
Colorado — 4.0%
Castle Oaks Metropolitan District No. 3, GO(c):
5.50%, 12/01/20	2,345	2,647,552
6.25%, 12/01/20	1,825	2,097,016
Centerra Metropolitan District No. 1, Tax Allocation Bonds, 5.00%, 12/01/47(a)	5,125	5,230,165

4

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Colorado (continued)
City of Lakewood Colorado Plaza Metropolitan District No. 1, Refunding, Tax Allocation Bonds, 4.00%, 12/01/23(a)	$1,000	$1,030,040
Colorado Educational & Cultural Facilities Authority, RB:
Charter Littleton Preparatory School, 5.00%, 12/01/22	125	130,844
Loveland Classical Schools, 5.00%, 07/01/46(a)	2,000	2,001,220
Colorado Educational & Cultural Facilities Authority, Refunding RB:
5.00%, 11/01/44	885	884,938
5.13%, 11/01/49	765	763,164
Colorado Health Facilities Authority, RB, The Evangelical Lutheran Good Samaritan Society Project, Series R:
5.00%, 06/01/20	1,000	1,058,770
5.00%, 06/01/22	1,000	1,098,840
5.00%, 06/01/24	1,235	1,385,917
5.00%, 06/01/26	1,000	1,129,520
5.00%, 06/01/28	1,500	1,685,190
5.00%, 06/01/29	1,315	1,468,513
Colorado Health Facilities Authority, Refunding RB:
Catholic Health Initiatives, Series A, 5.00%, 02/01/21	5,000	5,362,200
Catholic Health Initiatives, Series A, 5.25%, 02/01/31	5,000	5,281,450
NCMC, Inc. Project, 5.00%, 05/15/28	5,000	5,732,750
Colorado High Performance Transportation Enterprise, RB, C-470 Express Lanes, 5.00%, 12/31/56	10,000	10,796,600
Colorado State Education Loan Program, RB, Series B, 4.00%, 06/28/18	200,000	201,822,000
Public Authority for Colorado Energy, RB, 6.25%, 11/15/28	8,000	9,949,360
Rampart Range Metropolitan District No. 1, Refunding RB, (AGM), 5.00%, 12/01/47	5,000	5,627,800

		267,183,849
Connecticut — 0.8%
Connecticut Housing Finance Authority, Refunding RB, M/F, Sub-Series A-2, AMT, 4.00%, 11/15/41(e)	5,000	5,276,800
Connecticut State Health & Educational Facility Authority, RB, Hartford Healthcare Obligated Group, Series F, 5.00%, 07/01/45	5,000	5,327,800

Security	Par (000)	Value
Connecticut (continued)
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(a)	$8,655	$9,115,619
Mohegan Tribe of Indians of Connecticut, RB, Series A, 6.75%, 02/01/45(a)	7,190	7,589,880
Mohegan Tribe of Indians of Connecticut, Refunding RB, Public Improvement, Priority Distribution, Series C(a):
5.75%, 02/01/24	3,320	3,526,172
5.75%, 02/01/25	3,755	3,971,588
6.25%, 02/01/30	4,930	5,209,679
Town of Greenwich Connecticut, GO, Refunding:
5.00%, 01/15/19	7,475	7,711,210
5.00%, 01/15/20	5,000	5,323,250

		53,051,998
District of Columbia — 1.5%
District of Columbia, Refunding RB, Georgetown University Issue, 5.00%, 04/01/42	5,000	5,591,350
District of Columbia Water & Sewer Authority, Refunding RB, Subordinate Lien, Series C, 5.00%, 10/01/39	10,000	11,217,800
Metropolitan Washington Airports Authority, ARB, Dulles Toll Road Revenue, Build America Bonds, 7.46%, 10/01/46	4,015	5,820,706
Metropolitan Washington Airports Authority, Refunding ARB, AMT:
5.00%, 10/01/19	5,000	5,255,350
5.00%, 10/01/20	5,000	5,388,450
5.00%, 10/01/21	5,000	5,503,000
5.00%, 10/01/24	5,000	5,727,900
5.00%, 10/01/27	5,000	5,872,700
Series A, 5.00%, 10/01/24	5,000	5,727,900
Series A, 5.00%, 10/01/30	5,000	5,637,550
Dulles Toll Road Revenue, Dulles Metrorail Project, Series A, 5.00%, 10/01/53	10,000	10,632,000
Metropolitan Washington Airports Authority, Refunding RB, AMT, Series A:
5.00%, 10/01/18	9,005	9,184,830
5.00%, 10/01/32	10,000	11,317,000

5

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
District of Columbia (continued)
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/35	$5,000	$5,773,200

		98,649,736
Florida — 2.8%
Babcock Ranch Community Independent Special District, Special Assessment Bonds:
4.75%, 11/01/26	400	411,888
5.00%, 11/01/31	500	508,560
5.25%, 11/01/46	3,500	3,528,280
Capital Trust Agency, Inc., RB, Silver Creek St. Augustine Project(f)(g):
1st Mortgage, Series A, 8.00%, 01/01/34	550	450,841
1st Mortgage, Series A, 8.25%, 01/01/44	940	768,629
1st Mortgage, Series A, 8.25%, 01/01/49	3,010	2,460,043
Series A, 5.75%, 01/01/50	395	353,758
Series B, 7.00%, 01/01/35(b)	1,390	1,311,159
Celebration Pointe Community Development District, Special Assessment Bonds:
4.75%, 05/01/24	335	338,367
5.00%, 05/01/34	750	754,695
5.13%, 05/01/45	1,030	1,035,603
Charlotte County Industrial Development Authority, RB, AMT, Town & Country Utilities Project, 5.50%, 10/01/36(a)	3,500	3,381,350
County of Alachua Florida Health Facilities Authority, RB, East Ridge Retirement Village, Inc. Project, 6.25%, 11/15/44	2,000	2,150,140
County of Brevard Florida Health Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/31	5,000	5,415,150
County of Collier Florida IDA, Refunding RB, Arlington of Naples Project, Series A, 8.25%, 05/15/49(a)	1,000	1,110,060
County of Miami-Dade Florida, GO, Refunding, Series A, 5.00%, 07/01/35	5,000	5,692,550
County of Miami-Dade Florida Aviation Revenue, Refunding RB, AMT:
Series A, 5.00%, 10/01/36	5,000	5,511,400
Series B, 5.00%, 10/01/19	9,330	9,800,512
Series B, 5.00%, 10/01/40	10,000	11,168,600
County of Miami-Dade Florida Educational Facilities Authority, Refunding RB, Series B, 5.07%, 04/01/50	6,125	6,448,339

Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida School Board, GO, Series A, 5.00%, 03/15/44	$10,000	$11,085,000
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 08/01/28	5,000	5,536,350
County of Palm Beach Florida Health Facilities Authority, Refunding RB, Sinai Residences Boca Raton Project, 7.50%, 06/01/49	1,000	1,162,970
Crossings at Fleming Island Community Development District, Refunding, Special Assessment Bonds, 6.50%, 05/01/44	2,425	2,529,517
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	903,713
Florida Development Finance Corp., RB:
Brightline Passenger Rail Project, AMT, 5.63%, 01/01/47(a)(b)	9,865	10,157,990
Renaissance Charter School, Series A, 5.75%, 06/15/29	365	386,531
Renaissance Charter School, Series A, 6.00%, 06/15/34	440	462,695
Renaissance Charter School, Series A, 6.13%, 06/15/44	1,685	1,749,906
Florida Higher Educational Facilities Financial Authority, Refunding RB, 5.00%, 04/01/27	5,000	5,421,250
Florida’s Turnpike Enterprise, Refunding RB, Department of Transportation, Series C, 5.00%, 07/01/18	5,000	5,061,050
Greater Orlando Aviation Authority, ARB, Priority Sub-Series A, AMT, 5.00%, 10/01/42	10,000	11,134,200
Lakewood Ranch Stewardship District Special Assessment Bonds:
4.25%, 05/01/25	645	652,121
4.88%, 05/01/35	1,190	1,208,980
4.88%, 05/01/45	2,420	2,424,913
Village of Lakewood Ranch Sector Projects, 4.00%, 05/01/21	1,100	1,111,770
Village of Lakewood Ranch Sector Projects, 4.25%, 05/01/26	1,150	1,168,250
Village of Lakewood Ranch Sector Projects, 5.13%, 05/01/46	6,480	6,691,118
Live Oak Lake Community Development District, Special Assessment Bonds:
4.50%, 05/01/36	2,500	2,415,500
4.63%, 05/01/47	4,500	4,261,950
Mid-Bay Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/35	5,000	5,530,500

6

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Florida (continued)
Midtown Miami Community Development District, Refunding, Special Assessment Bonds, Series B, 5.00%, 05/01/37	$1,870	$1,961,705
State Board of Administration Finance Corp, RB, Series A, 3.00%, 07/01/20	5,000	5,045,950
State Board of Administration Finance Corp., RB, Series A, 2.16%, 07/01/19	3,000	2,991,360
State of Florida Department of Transportation, RB, 5.00%, 07/01/36	5,000	5,561,950
State of Florida Lottery Revenue, Refunding RB, Series A, 5.00%, 07/01/18	10,000	10,122,400
Sterling Hill Community Development District, Refunding, Special Assessment Bonds, Series B, 5.50%, 11/01/15(f)(g)	143	91,229
Sumter Landing Community Development District, RB, Taxable Senior Recreational, Series 2016, 4.17%, 10/01/47	2,030	2,092,422
Tolomato Community Development District, Refunding, Special Assessment Bonds:
Series A2, 6.61%, 05/01/39	150	149,804
Series A3, 6.61%, 05/01/40(h)	360	337,511
Series A4, 6.61%, 05/01/40(h)	190	149,325
Series 2015-2, 6.61%, 05/01/40(h)	490	322,102
Tolomato Community Development District, Convertible CAB(g):
Series 1, 0.00%, 05/01/40(h)	800	638,904
Series 3, 6.61%, 05/01/40(f)	535	5
Special Assessment, Series 3, 6.38%, 05/01/17(f)	425	4
Trout Creek Community Development District, Special Assessment Bonds:
5.50%, 05/01/35	2,355	2,363,643
5.63%, 05/01/45	3,745	3,750,131
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36(a)	1,500	1,525,590
Village Community Development District No. 10, Special Assessment Bonds, Sumter County, 4.50%, 05/01/23	2,325	2,479,240

		183,239,473
Georgia — 1.3%
Georgia Housing & Finance Authority, RB, S/F, Series B, 3.55%, 12/01/42	5,000	4,902,800
Municipal Electric Authority of Georgia, Refunding RB, Series A:
Build America Bonds, 6.66%, 04/01/57	16,925	20,569,122

Security	Par (000)	Value
Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB, Series A (continued):
Project One, 5.00%, 01/01/35	$5,000	$5,515,800
State of Georgia, GO, Refunding, Series I, 5.00%, 07/01/18	10,000	10,124,100
State of Georgia, GO:
Series A, 5.00%, 02/01/19	25,000	25,818,750
Refunding Series C, 5.00%, 07/01/19	18,085	18,930,112

		85,860,684
Guam — 0.0%
Territory of Guam, GO, Series A, 6.00%, 11/15/19	250	260,208

Idaho — 0.4%
State of Idaho, GO, 4.00%, 06/29/18	25,000	25,221,000

Illinois — 4.5%
Chicago Board of Education, GO, Series H, 5.00%, 12/01/46	5,000	4,984,500
Chicago Board of Education, GO, Refunding, Dedicated Revenues:
Series C, 5.00%, 12/01/26	5,000	5,290,000
Series C, 5.00%, 12/01/27	4,585	4,826,859
Series C, 5.00%, 12/01/34	5,590	5,697,608
Series F, 5.00%, 12/01/23	7,220	7,674,643
Chicago O’Hare International Airport, Refunding RB, AMT:
Series A, 5.00%, 01/01/20	6,000	6,337,380
Series A, 5.00%, 01/01/26	13,690	15,080,493
Series B, 5.00%, 01/01/24	5,550	6,064,263
City of Chicago Illinois, GO, Refunding:
Series A, 6.00%, 01/01/38	11,020	12,487,533
Project, Series A, 5.00%, 01/01/35	5,000	5,149,900
Series C, 5.00%, 01/01/40(c)	5,000	5,050,800
City of Chicago Illinois, GO, Taxable Project, Recovery Zone, Series D, 6.26%, 01/01/40	1,100	1,102,871
Illinois Finance Authority, Refunding RB:
Lutheran Home & Services Obligated Group, 5.50%, 05/15/30	1,000	1,060,210
Lutheran Home & Services Obligated Group, 5.63%, 05/15/42	2,500	2,622,025
Mercy Health System Obligation, 5.00%, 12/01/21	5,000	5,466,950
Mercy Health System Obligation, 5.00%, 12/01/23	5,000	5,597,900
Presence Health Network, Series C, 5.00%, 02/15/23	5,000	5,546,850
Presence Health Network, Series C, 5.00%, 02/15/25	5,000	5,653,400

7

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, Refunding RB (continued):
Presence Health Network, Series C, 5.00%, 02/15/26	$5,000	$5,695,200
Metropolitan Pier & Exposition Authority, RB, McCormick Place Expansion Project Bonds, Series A:
0.00%, 12/15/56(d)	53,465	7,189,973
5.00%, 06/15/57	14,590	15,493,705
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project Bonds, Series B, 0.00%, 12/15/54(d)	80,195	11,960,282
Northern Illinois Municipal Power Agency, Refunding RB, Series A:
5.00%, 12/01/27	5,000	5,735,100
5.00%, 12/01/30	5,000	5,620,800
5.00%, 12/01/41	5,000	5,442,700
Railsplitter Tobacco Settlement Authority, RB:
5.00%, 06/01/22	5,000	5,526,050
5.00%, 06/01/23	5,000	5,595,300
5.00%, 06/01/24	10,000	11,319,800
5.00%, 06/01/25	10,000	11,405,400
State of Illinois, GO:
Pension, 5.10%, 06/01/33	15,000	14,142,450
Series B, 5.00%, 11/01/19	25,000	25,932,750
Series D, 5.00%, 11/01/22	22,885	24,087,378
Series D, 5.00%, 11/01/23	30,000	31,489,800
Series D, 5.00%, 11/01/24	5,000	5,256,850

		297,587,723
Indiana — 0.2%
City of Carmel Indiana, RB, Barrington Carmel Project, Series A, 7.13%, 11/15/42	2,000	2,150,820
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 5.88%, 01/01/24	595	663,395
Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges East End Crossing Project, Series A, AMT, 5.25%, 01/01/51	5,000	5,386,600
Indiana Finance Authority, Refunding RB, US Steel Corp. Project, 6.00%, 12/01/19	3,025	3,140,948

		11,341,763
Iowa — 0.8%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(b)	16,855	17,499,535

Security	Par (000)	Value
Iowa (continued)
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project (continued):
Midwestern Disaster Area, 5.50%, 12/01/22	$10	$10,155
Midwestern Disaster Area, 5.25%, 12/01/25	11,350	12,053,359
Midwestern Disaster Area, 5.88%, 12/01/26(a)	9,080	9,573,044
Iowa Student Loan Liquidity Corp., RB, Senior, Series A-2, 3.38%, 12/01/25	5,000	4,815,900
Iowa Tobacco Settlement Authority, Refunding RB, Asset-Backed:
CAB, Series B, 5.60%, 06/01/34	2,580	2,606,574
Series C, 5.50%, 06/01/42	2,000	2,007,860
Series C, 5.63%, 06/01/46	4,960	4,959,752

		53,526,179
Kansas — 0.7%
County of Wyandotte Kansas City Unified Government, GO, Series I, 1.75%, 03/01/19	50,000	50,081,500

Kentucky — 1.9%
Kentucky Asset Liability Commission, Refunding RB, Series B, 1.74%, 11/01/25(b)	10,855	10,580,803
Kentucky Economic Development Finance Authority, RB:
Baptist Healthcare System, Series B, 5.00%, 08/15/33	5,000	5,501,850
Owensboro Health, Inc., Series A, 5.25%, 06/01/50	25,000	26,704,500
Kentucky Economic Development Finance Authority, Refunding RB:
Hospital Facilities, St. Elizabeth Medical Center, Inc., Series A, 5.50%, 05/01/19 (c)	6,005	6,278,107
Owensboro Health, Inc., Series A, 5.00%, 06/01/28	6,105	6,792,179
Owensboro Health, Inc., Series A, 5.00%, 06/01/29	3,500	3,873,625
Owensboro Health, Inc., Series A, 5.25%, 06/01/41	5,000	5,434,500
Owensboro Health, Inc., Series B, 5.00%, 06/01/40	5,000	5,323,300
Kentucky Public Energy Authority, RB, Series A, 4.00%, 04/01/48(b)	50,000	53,534,500

8

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Kentucky (continued)
Westvaco Corp., RB, MeadWestvaco Corp., 7.67%, 01/15/27(a)	$3,100	$3,720,255

		127,743,619
Louisiana — 0.2%
Juban Crossing Economic Development District, Refunding RB, General Infrastructure Project, Series C, 7.00%, 09/15/44(a)	5,920	6,138,803
Louisiana Public Facilities Authority, RB, Provident Group — Flagship Properties LLC, Series A, 5.00%, 07/01/56	5,000	5,365,650

		11,504,453
Maine — 0.1%
Maine Health & Higher Educational Facilities Authority, Refunding RB, Bowdoin College, Series A:
5.00%, 07/01/19(c)	1,720	1,799,447
5.00%, 07/01/39	3,280	3,401,885
Maine Municipal Bond Bank, RB, TransCap Program, Series A, 5.00%, 09/01/19(c)	4,070	4,277,000

		9,478,332
Maryland — 2.1%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	600	605,280
5.25%, 07/01/44	1,220	1,227,796
County of Frederick Maryland, RB, Jefferson Technology Park Project, Series B, 7.13%, 07/01/43(a)	2,845	3,066,682
County of Howard Maryland, Tax Allocation Bonds, Annapolis Junction Town Center Project, 6.10%, 02/15/44	1,170	1,198,630
County of Montgomery Maryland, GO, Refunding:
Series B, 5.00%, 06/01/22	5,000	5,633,800
Series C, 5.00%, 10/01/22	5,000	5,672,100
Series C, 5.00%, 10/01/23	5,000	5,768,250
Maryland EDC, RB, Purple Line Light Rail Project, AMT:
5.00%, 03/31/24	39,085	42,570,210
5.00%, 09/30/26	10,000	10,791,300
5.00%, 03/31/41	10,000	10,978,600
5.00%, 03/31/46	5,000	5,466,200
5.00%, 03/31/51	10,000	10,878,800
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	1,140	1,194,150

Security	Par (000)	Value
Maryland (continued)
State of Maryland, GO, First Series, 5.00%, 06/01/19	$18,000	$18,791,100
State of Maryland, GO, Refunding, State and Local Facilities Loan, Series C:
5.00%, 11/01/18	5,000	5,121,800
5.00%, 11/01/19	5,000	5,287,250
Washington Suburban Sanitary Commission, GO, Refunding, 5.00%, 06/01/23	5,000	5,732,750

		139,984,698
Massachusetts — 2.6%
Commonwealth of Massachusetts, GO, Refunding(b):
Series A (BHAC)(NPFGC), 1.76%, 05/01/37	20,310	19,694,810
Series A (NPFGC), 1.76%, 05/01/37	9,935	9,634,069
Massachusetts Bay Transportation Authority, Refunding RB, Sub-Series A-2:
5.00%, 07/01/37	5,000	5,755,650
5.00%, 07/01/38	5,000	5,746,950
5.00%, 07/01/39	5,000	5,725,150
Massachusetts Clean Water Trust, RB, Green Bonds, Series 20, 5.00%, 02/01/35	5,000	5,683,600
Massachusetts Development Finance Agency, RB, Boston Medical Center, Series D, 5.00%, 07/01/44	10,000	10,827,500
Massachusetts Development Finance Agency, Refunding RB:
Caregroup, Series H-1, 5.00%, 07/01/23	5,000	5,675,350
Caregroup, Series H-1, 5.00%, 07/01/24	5,000	5,737,100
Caregroup, Series H-1, 5.00%, 07/01/25	5,000	5,792,450
Caregroup, Series I, 5.00%, 07/01/27	5,000	5,759,950
Covanta Energy Project, Series C, AMT, 5.25%, 11/01/42(a)	2,000	2,001,240
Foxborough Regional Charter School Issue, 5.00%, 07/01/37	1,260	1,344,092
New Bridge Charles, Inc., 4.00%, 10/01/32(a)	2,560	2,482,765
New Bridge Charles, Inc., 4.13%, 10/01/42(a)	1,595	1,529,461
New Bridge Charles, Inc., 5.00%, 10/01/57(a)	4,090	4,286,525
Partner’s HealthCare, Series S-4, 5.00%, 07/01/38(b)	5,000	5,698,950

9

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Development Finance Agency, Refunding RB (continued):
UMass Memorial Health Care Obligated Group Issue, Series K, 5.00%, 07/01/38	$5,000	$5,454,100
Umass Memorial Healthcare, 5.00%, 07/01/44	5,000	5,455,100
Massachusetts Educational Financing Authority, RB, AMT:
Issue I, 5.00%, 01/01/24	5,000	5,550,850
Series A, 5.00%, 01/01/22	10,000	10,876,900
Massachusetts Health & Educational Facilities Authority, RB:
Baystate Medical Center, Series I, 5.75%, 07/01/19(c)	5,000	5,269,950
Children’s Hospital, Series M, 5.50%, 12/01/39	10,000	10,670,900
Massachusetts Port Authority, RB, Delta Air Lines, Inc. Project, Series A, AMT (AMBAC), 5.00%, 01/01/27	1,000	1,015,360
Massachusetts State College Building Authority, Refunding RB, Series A, 5.00%, 05/01/37	5,000	5,664,250
Massachusetts Water Resources Authority, Refunding RB, General, Series C, 5.00%, 08/01/35	5,000	5,774,800
Metropolitan Boston Transit Parking Corp., Refunding RB, 5.00%, 07/01/41	10,000	10,810,500

		169,918,322
Michigan — 2.4%
City of Detroit Michigan Sewage Disposal System Revenue, Refunding RB, Water & Sewerage Department:
Senior Lien, Series A, 5.00%, 07/01/23	5,000	5,484,000
Series D (AGM), 1.74%, 07/01/32(b)	5,000	4,645,600
County of Monroe Michigan EDC, Refunding RB, Detroit Edison Co. Project, Series AA (NPFGC), 6.95%, 09/01/22	15,170	18,174,570
Great Lakes Water Authority Water Supply System Revenue, Refunding RB, Senior Lien, Series C, 5.25%, 07/01/33	5,000	5,827,600
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	5,000	5,471,950

Security	Par (000)	Value
Michigan (continued)
Michigan Finance Authority, Refunding RB:
Government Loan Program, Series C, 5.00%, 07/01/34	$4,000	$4,371,280
Government Loan Program, Series C, 5.00%, 07/01/35	4,000	4,373,960
Henry Ford Health System, 5.00%, 11/15/37	5,000	5,550,300
Local Government Loan Program, Series B, 5.00%, 07/01/44	5,000	5,357,800
Local Government Loan Program, Series D-6 (NPFGC), 5.00%, 07/01/21	5,000	5,453,800
Trinity Health Credit Group, Series A, 5.00%, 12/01/47	25,000	26,874,750
Unemployment Obligation Assignment, Series A, 5.00%, 07/01/18	50,000	50,609,000
Michigan Tobacco Settlement Finance Authority, RB, Series A, 7.31%, 06/01/34	10,880	10,765,216
Michigan Tobacco Settlement Finance Authority, Refunding RB, Series A, 6.88%, 06/01/42	2,375	2,387,469
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	5,000	5,417,600

		160,764,895
Minnesota — 1.7%
City of Brooklyn Park Minnesota, RB, Athlos Leadership Academy Project:
5.50%, 07/01/35	665	662,008
5.50%, 07/01/40	750	736,680
Series A, 5.75%, 07/01/46	1,220	1,223,501
City of Deephaven Minnesota, Refunding RB, Series A, 5.50%, 07/01/50	2,500	2,644,875
City of Minneapolis Minnesota, RB, Hiawatha Academies Project, Series A, 5.00%, 07/01/47	3,000	2,945,430
City of State Louis Park Minnesota, Refunding RB, Park Nicollet Health Services, 5.75%, 07/01/19(c)	25,000	26,383,750
County of Hennepin Minnesota Sales Tax Revenue, Refunding RB, Ballpark Project, Series A, 5.00%, 12/15/29	5,000	5,739,000
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding RB, Senior, Series A, 5.00%, 01/01/28	5,000	5,936,850

10

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Minnesota (continued)
St. Paul Housing & Redevelopment Authority, Refunding RB, Hmong College Prep Academy Project, Series A:
5.75%, 09/01/46	$1,805	$1,848,410
6.00%, 09/01/51	2,710	2,804,715
State of Minnesota, GO:
Recreational Facilities, Series A, 5.00%, 10/01/23	5,000	5,759,700
Series A, 5.00%, 08/01/19	13,070	13,715,004
Series A, 5.00%, 08/01/20	10,000	10,801,800
Series B, 5.00%, 08/01/19	10,750	11,280,513
State of Minnesota 911 Services Revenue, Refunding RB, Public Safety Radio Communications System Project, 5.00%, 06/01/19	20,400	21,296,580
Woodbury Housing & Redevelopment Authority, RB, St. Therese of Woodbury, 5.00%, 12/01/34	1,200	1,242,264

		115,021,080
Mississippi — 0.2%
Mississippi Hospital Equipment & Facilities Authority, RB, Baptist Memorial Health Corp., Series A, 5.00%, 09/01/46	10,000	10,588,700

Missouri — 1.2%
City of State Louis Missouri Airport Revenue, RB, Series C (AGM):
5.00%, 07/01/47	5,000	5,630,550
5.00%, 07/01/42	5,000	5,651,900
City of State Louis Missouri Airport Revenue, Refunding ARB, Series A (AGM):
5.00%, 07/01/22	5,000	5,570,750
5.00%, 07/01/23	5,000	5,654,700
5.00%, 07/01/25	5,000	5,788,800
5.00%, 07/01/24	5,000	5,730,650
County of Jackson Missouri, Refunding RB, Harry S. Truman Sports Complex Project, 5.00%, 12/01/21	10,000	11,066,100
County of Saint Louis Missouri IDA, Refunding RB, Nazareth Living Center Project, 5.13%, 08/15/45	1,800	1,841,904
Health & Educational Facilities Authority of the State of Missouri, RB, Taxable, Washington University, Series A, 3.65%, 08/15/57	5,245	4,992,348
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(a):
5.75%, 11/15/36	8,295	8,135,985

Security	Par (000)	Value
Missouri (continued)
Kansas City Missouri IDA, Refunding RB, Kansas City United Methodist Church(a) (continued):
6.00%, 11/15/46	$5,970	$5,928,926
6.00%, 11/15/51	3,360	3,311,818
Metropolitan State Louis Sewer District, Refunding RB, Series A, 5.00%, 05/01/47	10,000	11,436,500

		80,740,931
Nebraska — 0.1%
Omaha Public Power District, Refunding RB, System, Series C, 5.00%, 02/01/43	5,000	5,534,500

Nevada — 1.0%
City of North Las Vegas Nevada, GO, Build America Bonds, 6.57%, 06/01/40	5,175	5,201,910
County of Clark Department of Aviation, Refunding RB, Junior Sub-Lien, AMT, Series C, 5.00%, 07/01/21	10,000	10,938,000
County of Clark School District, GO, Refunding, Series A:
5.00%, 06/15/23	5,000	5,652,200
5.00%, 06/15/24	5,000	5,700,900
County of Clark School District Nevada, GO, Refunding:
Series A, 5.00%, 06/15/22	9,000	10,044,630
Series A, 5.00%, 06/15/24	5,000	5,700,900
Series B, 5.00%, 06/15/20	10,000	10,722,600
Series D, 5.00%, 06/15/23	10,000	11,304,400
Las Vegas Nevada Special Improvement District 607, Refunding, Special Assessment Bonds, Local Improvement:
5.00%, 06/01/23	365	393,014
5.00%, 06/01/24	240	256,970

		65,915,524
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority, RB, Catholic Medical Center Issue, 5.00%, 07/01/44	5,000	5,471,500

New Jersey — 5.1%
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(a)	7,105	7,126,102

11

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
County of Gloucester New Jersey Pollution Control Financing Authority, Refunding RB, Keystone Urban Renewal Project, Series A, AMT, 5.00%, 12/01/24	$1,500	$1,620,060
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	8,325	9,192,215
Series A, 5.00%, 11/01/27	5,000	5,494,000
New Jersey EDA, Refunding RB:
5.00%, 06/15/19	5,000	5,188,050
Series B, 5.00%, 11/01/20	5,000	5,318,700
Series B, 5.00%, 11/01/21	5,000	5,396,600
Series B, 5.00%, 11/01/22	5,000	5,450,200
Series B, 5.00%, 11/01/23	5,000	5,473,500
Series B, 5.00%, 11/01/24	5,000	5,507,700
Series B, 5.00%, 11/01/25	5,000	5,503,650
Series B, 5.00%, 11/01/26	5,000	5,505,050
Series YY, 4.45%, 06/15/20	7,125	7,327,279
Sub-Series A (BAM), 5.00%, 07/01/27	5,000	5,742,550
Transit Corp. Projects, Series B, 5.00%, 11/01/19	5,000	5,226,500
New Jersey Educational Facilities Authority, Refunding RB, Kean University Issue, Series C, 3.44%, 09/01/27	2,250	2,196,967
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hackensack Meridian Health Obligated Group Issue, Series A, 5.00%, 07/01/39	5,000	5,651,900
Hospital Asset Transformation Program, 5.00%, 10/01/23	5,000	5,469,850
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	1,000	1,105,800
St. Barnabas Health Care, Series A, 5.00%, 07/01/23	1,100	1,227,919
New Jersey Health Care System Facilities Financing Authority, Refunding RB, St. Barnabas Health Care, Series A, 5.00%, 07/01/24	3,100	3,444,875
New Jersey Higher Education Student Assistance Authority, RB, Senior Student Loan, Series 1A, AMT:
5.00%, 12/01/21	5,000	5,440,550
5.00%, 12/01/22	5,000	5,506,600
5.00%, 12/01/23	5,000	5,551,950

Security	Par (000)	Value
New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Build America Bonds, Series B, 6.88%, 12/15/39	$11,200	$11,617,088
Build America Bonds, Series B, 6.56%, 12/15/40	9,000	11,301,210
Build America Bonds, Series C, 6.10%, 12/15/28	2,500	2,608,675
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/19	5,000	5,179,650
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/20	5,000	5,280,450
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/21	5,000	5,365,650
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/22	5,000	5,426,400
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/23	5,000	5,490,400
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/27	5,000	5,538,950
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	5,000	5,520,050
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 06/15/30	29,530	29,763,878
Transportation Program Notes, Series BB-2, 2.33%, 06/15/34(b)	10,000	10,045,800
New Jersey Transportation Trust Fund Authority, Refunding RB (NPFGC):
5.25%, 12/15/21	5,000	5,487,900
Transportation System, Series B, 5.50%, 12/15/21	5,000	5,525,100
South Jersey Port Corp., ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/42	9,525	10,077,926
South Jersey Port Corp., RB, Sub-Marine Terminal, Series A, 5.00%, 01/01/49	5,000	5,373,400
South Jersey Port Corp., Refunding ARB, Marine Terminal, Series B, AMT, 5.00%, 01/01/48	10,000	10,547,600
State of New Jersey, GO, Refunding, Series Q, 5.00%, 08/15/20	10,000	10,744,400

12

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New Jersey (continued)
Tobacco Settlement Financing Corp., Refunding RB, Series 1A, 5.00%, 06/01/41	$62,185	$61,875,319
Tobacco Settlement Financing Corp. New Jersey, Refunding RB, Series 1A:
4.50%, 06/01/23	5,000	5,024,150
5.00%, 06/01/29	2,840	2,844,260

		341,306,823
New Mexico — 0.1%
State of New Mexico, GO, Capital Projects, Series A, 5.00%, 03/01/23	5,000	5,689,550

New York — 9.3%
Build NYC Resource Corp., Refunding RB, Pratt Paper, Inc. Project, AMT, 5.00%, 01/01/35(a)	400	429,364
Chautauqua Tobacco Asset Securitization Corp., Refunding RB, 5.00%, 06/01/48	5,000	5,058,450
City of New York New York, GO, Refunding, Series I, 5.00%, 08/01/25	5,000	5,697,100
City of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/40	5,000	5,616,450
City Of New York Transitional Finance Authority Building Aid Revenue, RB, Fiscal 2015, Series S-1, 5.00%, 07/15/40	5,000	5,656,600
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A:
6.25%, 06/01/41(a)	27,700	28,549,559
5.00%, 06/01/42	28,915	27,774,303
5.00%, 06/01/45	6,930	6,574,144
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/51	3,630	3,768,848
County of Dutchess New York Industrial Development Agency, Refunding RB, Bard College Civic Facility, Series A-1, 5.00%, 08/01/46	14,795	12,627,680
County of Nassau New York Tobacco Settlement Corp., Refunding RB:
Asset-Backed, Series A-3, 5.13%, 06/01/46	1,985	1,925,490
Series A1, 6.83%, 06/01/21	2,602	2,579,959
County of Suffolk New York, GO, Series D (BAM), 5.00%, 10/15/23	5,000	5,662,600

Security	Par (000)	Value
New York (continued)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/23	$5,000	$5,402,050
County of Westchester New York Local Development Corp., Refunding RB, Westchester Medical Center Obligation, 5.00%, 11/01/46	5,000	5,282,900
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	18,765	17,956,604
Metropolitan Transportation Authority, RB:
Series B (AMBAC), 5.25%, 11/15/24	5,000	5,890,800
Sub-Series A-1, 5.00%, 11/15/45	5,000	5,547,500
Metropolitan Transportation Authority, Refunding RB:
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/33	5,000	5,836,200
Climate Bond Certified, Green Bond, Series B-1, 5.00%, 11/15/35	5,000	5,795,100
Climate Bond Certified, Green Bond, Series B-2, 5.00%, 11/15/34	5,000	5,813,350
Green Bonds, Climate Bond Certified, Series B, 5.00%, 11/15/22	5,000	5,660,300
Green Bonds, Climate Bond Certified, Series B, 5.00%, 11/15/23	5,000	5,743,450
Green Bonds, Climate Bond Certified, Series B, 5.00%, 11/15/24	5,000	5,813,750
Green Bonds, Series C-1, 5.00%, 11/15/24	14,000	16,278,500
Metropolitan Transportation Authority Hudson Rail Yards Trust Obligations, Refunding RB, Series A, 5.00%, 11/15/56	10,000	11,096,100
New York City Transitional Finance Authority Future Tax Secured Revenue, RB:
Future Tax Secured, Fiscal 2017, Sub-Series A-2, 2.28%, 05/01/26	5,650	5,170,937
Sub-Series F-1, 5.00%, 05/01/31	5,000	5,830,700
Sub-Series F-1, 5.00%, 05/01/33	5,000	5,787,150
New York Liberty Development Corp., Refunding RB:
3 World Trade Center Project, Class 1, 5.00%, 11/15/44(a)	49,285	52,065,660

13

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
New York (continued)
New York Liberty Development Corp., Refunding RB (continued):
3 World Trade Center Project, Class 2, 5.15%, 11/15/34(a)	$240	$261,967
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	570	622,651
3 World Trade Center Project, Class 3, 7.25%, 11/15/44(a)	1,655	1,973,736
4 World Trade Center Project, 5.00%, 11/15/44	10,000	10,889,600
Goldman Sachs Headquarters, 5.25%, 10/01/35	5,000	6,141,450
New York State Dormitory Authority, RB, New York University Hospitals Center, Series A, 5.00%, 07/01/43	5,000	5,593,550
New York State Dormitory Authority, Refunding RB:
General Purpose, Series D, 5.00%, 02/15/27	5,000	5,905,300
Series A, 5.00%, 12/15/18	20,000	20,578,000
St. John’s University, Series A, 5.00%, 07/01/32	5,000	5,678,100
Yeshiva University, 5.00%, 09/01/38	730	737,125
New York State Thruway Authority, Refunding RB, Series A, 5.00%, 05/01/19	15,000	15,599,700
New York State Urban Development Corp., Refunding RB, Series B, 2.86%, 03/15/24	15,000	14,764,500
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT:
5.00%, 07/01/34	5,000	5,493,800
5.00%, 07/01/41	10,000	10,886,100
5.00%, 07/01/46	35,000	37,956,450
5.25%, 01/01/50	50,000	54,689,000
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT:
5.00%, 08/01/26	21,810	23,339,317
5.00%, 08/01/31	34,305	36,320,076
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24(a)	1,000	1,000,530
Port Authority of New York & New Jersey, ARB:
192nd Series, 4.81%, 10/15/65	6,675	7,613,972
Consolidated, 168th Series, 4.93%, 10/01/51	6,140	7,188,835

Security	Par (000)	Value
New York (continued)
Port Authority of New York & New Jersey, Refunding RB, AMT:
195th Series, 5.00%, 10/01/25	$5,000	$5,776,050
Consolidated Bonds, 5.00%, 10/15/20	5,000	5,402,150
Sales Tax Asset Receivable Corp., Refunding RB, Series A, 5.00%, 10/15/25	5,000	5,851,200
State of New York Dormitory Authority, RB, Series B:
5.00%, 02/15/33	5,000	5,808,750
5.00%, 02/15/36	5,000	5,755,500
5.00%, 02/15/37	5,000	5,746,650
State of New York Dormitory Authority, Refunding RB:
New York University, Series A, 5.00%, 07/01/42	5,000	5,564,200
Touro College & University, Series B, 5.75%, 01/01/29	990	1,024,838
State of New York Thruway Authority, RB, Junior Lien, Series A, 5.25%, 01/01/56	5,000	5,623,700
Town of Oyster Bay New York, GO, Refunding, BAN, Series C, 4.00%, 06/01/18	5,040	5,064,091
Triborough Bridge & Tunnel Authority, Refunding RB, Series B, 5.00%, 11/15/20	5,000	5,445,050
Westchester County Healthcare Corp., Refunding RB, Senior Lien, Series B, 5.13%, 11/01/20	5,000	5,391,050

		618,578,586
North Carolina — 0.7%
North Carolina Department of Transportation, RB, AMT, I-77 Hot Lanes Project, 5.00%, 06/30/54	10,000	10,707,900
North Carolina Housing Finance Agency, RB, S/F, Series 38-B, 3.85%, 07/01/37	5,000	5,059,650
North Carolina Medical Care Commission, RB, 1st Mortgage, Galloway Ridge Project, Series A:
4.50%, 01/01/19	520	528,049
4.75%, 01/01/21	270	279,663
5.00%, 01/01/22	290	301,087
North Carolina Medical Care Commission, Refunding RB:
1st Mortgage, Galloway Ridge Project, Series A, 5.25%, 01/01/41	2,470	2,565,194
Vidant Health, 5.00%, 06/01/33	5,000	5,605,250

14

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
North Carolina (continued)
North Carolina Medical Care Commission, Refunding RB (continued):
Vidant Health, 5.00%, 06/01/45	$5,000	$5,496,300
Raleigh Durham Airport Authority, Refunding RB, Series A, AMT:
5.00%, 05/01/34	5,000	5,692,700
5.00%, 05/01/35	5,000	5,684,200
Town of Mooresville North Carolina, Special Assessment Bonds, 5.38%, 03/01/40(a)	2,100	2,056,257

		43,976,250
Ohio — 1.9%
American Municipal Power, Inc., Refunding RB, Series B:
Build America Bonds, 6.45%, 02/15/44	10,000	13,155,200
Prairie State Energy Campus Project, 5.00%, 02/15/34(b)(h)	5,000	5,152,850
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2:
5.88%, 06/01/47	61,690	58,752,322
6.50%, 06/01/47	2,500	2,474,725
County of Allen Ohio Hospital Facilities Revenue, Refunding RB, Series A, 5.00%, 08/01/22	5,000	5,601,400
County of Gallia Ohio, Refunding RB, Holzer Health System Obligated Group, 8.00%, 07/01/42	7,385	8,510,179
Northeast Ohio Medical University Foundation, RB, 5.00%, 12/01/42	10,000	10,261,500
Ohio Air Quality Development Authority, RB, Pratt Paper (Ohio) LLC Project, AMT, 4.25%, 01/15/38(a)	3,460	3,484,843
Ohio University, RB, General Receipts, Athens, 5.59%, 12/01/14	5,900	6,639,919
State of Ohio, RB, AMT, Portsmouth Bypass Project:
5.00%, 12/31/23	1,295	1,488,538
5.00%, 06/30/22	2,190	2,457,158
5.00%, 06/30/21	1,975	2,174,830
5.00%, 12/31/22	1,550	1,754,646

Security	Par (000)	Value
Ohio (continued)
State of Ohio, RB, AMT, Portsmouth Bypass Project (continued):
5.00%, 06/30/23	$1,305	$1,488,418

		123,396,528
Oklahoma — 0.3%
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 06/01/35(b)	17,820	19,256,292

Oregon — 0.7%
County of Gilliam Oregon, RB, Variable Rate Demand Solid Waste Disposal Management, AMT, 1.60%, 07/01/38(b)	10,000	10,000,400
County of Multnomah Oregon Hospital Facilities Authority, Refunding RB, Mirabella at South Waterfront, 5.50%, 10/01/49	865	925,446
County of Multnomah Portland School District No. 1, GO, Taxable, Series A, 1.65%, 06/15/20	10,000	9,799,400
Port of Portland Oregon Airport Revenue, RB, AMT, Series 24B:
5.00%, 07/01/47	5,000	5,609,650
5.00%, 07/01/47	5,000	5,529,250
State of Oregon, GO, Refunding Article XI-Q, Series F, 5.00%, 05/01/39	5,000	5,723,050
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	5,000	5,492,950
Yamhill County Hospital Authority, Refunding RB, Friendsview Retirement Community:
5.00%, 11/15/46	1,000	1,063,360
5.00%, 11/15/51	730	770,522

		44,914,028
Pennsylvania — 4.1%
City of Philadelphia Pennsylvania, GO, Refunding, Series A:
5.00%, 08/01/22	5,000	5,561,250
5.00%, 08/01/23	5,000	5,621,100
5.00%, 08/01/24	5,000	5,676,150
City of Philadelphia Pennsylvania, Refunding ARB, Series A, AMT, 5.00%, 06/15/21	5,000	5,456,250
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB:
AMT, Series B, 5.00%, 07/01/21	5,000	5,479,150
AMT, Series B, 5.00%, 07/01/29	5,000	5,720,800
AMT, Series B, 5.00%, 07/01/30	5,000	5,694,850

15

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB (continued):
AMT, Series B, 5.00%, 07/01/42	$5,000	$5,521,150
AMT, Series B, 5.00%, 07/01/47	5,000	5,500,400
Series A, 5.00%, 07/01/47	7,955	8,904,191
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A:
5.63%, 07/01/36	4,045	4,412,893
5.63%, 07/01/42	1,675	1,817,074
City of Philadelphia Pennsylvania Water & Wastewater Revenue, Refunding RB, 5.00%, 10/01/23	5,000	5,720,050
Commonwealth Financing Authority, RB:
Plancon Program, Series A, 3.86%, 06/01/38	4,120	4,075,504
Series A, 4.14%, 06/01/38	3,945	4,017,785
Tobacco Master Settlement payment, 5.00%, 06/01/20	3,220	3,425,275
Tobacco Master Settlement payment, 5.00%, 06/01/21	2,000	2,166,000
Tobacco Master Settlement payment, 5.00%, 06/01/22	2,875	3,153,070
Tobacco Master Settlement payment, 5.00%, 06/01/23	5,500	6,100,600
Tobacco Master Settlement payment, 5.00%, 06/01/24	5,500	6,155,380
Commonwealth of Pennsylvania, GO, 2nd Series, 5.00%, 09/15/19	5,000	5,253,800
Commonwealth of Pennsylvania, GO, Refunding:
, 1st Series, 5.00%, 01/01/26	10,000	11,468,800
, 2nd Series, 5.00%, 07/01/20	5,160	5,530,178
2nd Series, 5.00%, 01/15/22	5,000	5,504,750
County of Allegheny Pennsylvania, GO, Refunding, Series C:
5.00%, 12/01/18	6,650	6,828,686
(AGM), 1.74%, 11/01/26(b)	3,580	3,535,357
County of Berks IDA, Refunding RB, Tower Health Projects, 5.00%, 11/01/26	5,000	5,774,300
County of Chester Health & Education Facilities Authority, Refunding RB, Simpson Senior Services Project, Series A:
5.00%, 12/01/22	895	955,627
5.00%, 12/01/23	985	1,053,329
5.00%, 12/01/24	1,035	1,107,616
5.00%, 12/01/25	1,075	1,150,379
5.25%, 12/01/45	1,500	1,549,995

Security	Par (000)	Value
Pennsylvania (continued)
County of Lancaster Pennsylvania Hospital Authority, Refunding RB, St. Annes Retirement Community, 5.00%, 04/01/33	$1,575	$1,615,210
County of Montgomery Pennsylvania IDA, Refunding RB, Whitemarsh Continuing Care Retirement Community Project, 5.38%, 01/01/50	4,815	4,868,061
County of Northampton Pennsylvania General Purpose Authority, Refunding RB, St. Luke’s University Health Network Project, 5.00%, 08/15/46	5,000	5,382,200
County of Northampton Pennsylvania IDA, Route 33 Project, Tax Allocation Bonds, 7.00%, 07/01/32	2,265	2,597,502
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	5,000	5,387,600
Build America Bonds, Series B, 6.53%, 06/15/39	5,000	6,223,650
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	5,000	5,461,950
Pennsylvania Bridge Finco LP, 5.00%, 12/31/29	5,000	5,568,100
Pennsylvania Bridge Finco LP, 5.00%, 12/31/38	5,000	5,409,800
Pennsylvania Rapid Bridge Replacement Project, 5.00%, 12/31/20	1,980	2,123,946
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/20	5,000	5,307,650
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/21	5,000	5,409,900
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/21	6,170	6,734,617
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 06/30/22	4,495	4,937,578
Pennsylvania Rapid Bridge Replacement Project, AMT, 5.00%, 12/31/30	2,460	2,722,580
Series A, Waste Management, Inc. Project, AMT, 2.63%, 11/01/21(b)	7,500	7,624,725
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	3,250	3,423,648

16

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Pennsylvania (continued)
Pennsylvania Housing Finance Agency, RB, Series 123B, 3.90%, 10/01/37	$5,000	$5,072,850
Pennsylvania Housing Finance Agency, Refunding RB, Series 121, 2.80%, 10/01/31	5,000	4,701,850
Pennsylvania Turnpike Commission, RB, Sub-Series D, 5.30%, 12/01/19(c)	5,000	5,318,250
Philadelphia Authority for Industrial Development, Refunding RB, Thomas Jefferson University, Series A:
5.00%, 09/01/35	5,000	5,566,450
5.00%, 09/01/36	5,000	5,562,350
Pittsburgh Water & Sewer Authority, Refunding RB, Series A (AGM), 5.00%, 09/01/26	5,000	5,830,800
Susquehanna Area Regional Airport Authority, ARB, Series A, AMT, 5.00%, 01/01/27	3,100	3,373,854
University of Pittsburgh-of the Commonwealth System of Higher Education, Refunding RB, 2.53%, 09/15/22	10,250	10,105,782

		276,222,642
Puerto Rico — 0.7%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	6,060	5,698,582
5.63%, 05/15/43	19,860	18,506,938
Commonwealth of Puerto Rico, GO, Refunding, Series A(f)(g):
Public Improvement, 5.50%, 07/01/39	6,100	1,891,000
8.00%, 07/01/35	16,450	5,058,375
Commonwealth of Puerto Rico, GO, , 6.00%, 07/01/38(f)(g)	6,950	2,154,500
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A, 6.00%, 07/01/44	12,275	9,022,125
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A, 6.00%, 07/01/38	7,980	5,865,300

		48,196,820
Rhode Island — 0.3%
Rhode Island Health & Educational Building Corp., Refunding RB, Brown University, 5.00%, 09/01/43	10,000	11,129,900

Security	Par (000)	Value
Rhode Island (continued)
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	$5,000	$5,344,000
Series B, 4.50%, 06/01/45	5,000	5,049,000

		21,522,900
South Carolina — 4.4%
County of Lexington South Carolina Health Services District Inc., RB, Lexington Medical Center, 5.00%, 11/01/41	10,000	10,937,800
County of Richland South Carolina, GO, 3.00%, 02/27/19	200,000	203,120,000
South Carolina Job-EDA, RB, Series A, 5.25%, 08/15/46(a)	1,000	985,440
South Carolina Public Service Authority, RB:
Build America Bonds, Series F (AGM), 6.45%, 01/01/50	5,545	7,375,183
Santee Cooper, Series F (AGM), 5.74%, 01/01/30	5,000	5,691,900
Series A, 5.00%, 12/01/49	5,000	5,350,700
South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series D, 5.00%, 12/01/43	10,000	10,586,700
Series A, 5.00%, 12/01/50	5,000	5,403,000
State of South Carolina, GO, Refunding, Series A:
5.00%, 04/01/19	5,000	5,192,300
5.00%, 06/01/19	5,000	5,220,400
State of South Carolina Public Service Authority, RB:
Build America Bonds, Series C, 6.45%, 01/01/50	3,160	4,158,718
Santee Cooper, Series E, 5.50%, 12/01/53	5,000	5,483,500
Series E, 5.00%, 12/01/48	5,000	5,368,300
State of South Carolina Public Service Authority, Refunding RB:
Santee Cooper, Series A, 5.75%, 12/01/43	5,000	5,575,300
Series C, 5.00%, 12/01/46	10,000	10,769,400

		291,218,641
Tennessee — 1.1%
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc.:
5.00%, 04/01/23	1,000	1,108,990
5.00%, 04/01/24	1,000	1,119,820
5.00%, 04/01/25	1,000	1,128,070
5.00%, 04/01/27	1,400	1,592,458

17

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Tennessee (continued)
County of Knox Tennessee Health Educational & Housing Facility Board, RB, University Health System, Inc. (continued):
5.00%, 04/01/28	$1,000	$1,128,240
County of Memphis-Shelby Tennessee Industrial Development Board, Refunding, Tax Allocation Bonds:
Graceland Project, Series B, 5.45%, 07/01/45	575	595,999
Subordinate Tax Increment, Series C, 7.00%, 07/01/45	4,200	4,343,094
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	5,000	5,514,850
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	5,000	5,484,650
Tennessee Energy Acquisition Corp., RB, Gas Project, Series A, 4.00%, 05/01/48(b)	50,000	53,286,000

		75,302,171
Texas — 9.8%
Arlington Higher Education Finance Corp., RB, Series A, 7.13%, 03/01/44	1,250	1,286,425
Central Texas Turnpike System, Refunding RB, Series C, 5.00%, 08/15/42	5,000	5,493,350
City of Dallas Texas, GO, Refunding, 5.00%, 02/15/23	6,000	6,745,200
City of Houston Texas Airport System, ARB, Series B-1, AMT, 5.00%, 07/15/35	7,400	7,946,120
City of Houston Texas Airport System, Refunding ARB, AMT:
Special Facilities, Continental Airlines, Inc., Series A, 6.50%, 07/15/30	1,000	1,102,880
Special Facilities, Continental Airlines, Inc., Series A, 6.63%, 07/15/38	3,000	3,312,450
Subordinate Lien, Series A, 5.00%, 07/01/23	10,000	11,054,400
United Airlines, Inc. Terminal E Project, 5.00%, 07/01/29	13,000	14,213,810

Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System, Refunding ARB, AMT (continued):
United Airlines, Inc., Airport Improvement Projects, Series C, 5.00%, 07/15/20	$15,950	$16,850,058
County of Harris Texas Cultural Education Facilities Finance Corp., Refunding RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, 4.00%, 01/01/23	985	1,009,320
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Buckingham Senior Living Community, Inc. Project, 5.50%, 11/15/45	2,560	2,595,046
Dallas-Fort Worth International Airport, ARB, AMT:
Series A, 5.00%, 11/01/45	5,000	5,330,700
Series C, 5.13%, 11/01/43	5,000	5,477,250
Series H, 5.00%, 11/01/45	10,000	10,807,800
Dallas-Fort Worth International Airport, Refunding ARB, Series D, AMT, 5.00%, 11/01/21	5,000	5,517,950
Dallas-Fort Worth International Airport, Refunding RB, Series E, AMT, 5.00%, 11/01/18	5,000	5,119,450
Decatur Hospital Authority, Refunding RB, 5.25%, 09/01/44	1,880	2,000,019
Harris County Industrial Development Corp., RB, Deer Park Refining LP Project, 5.00%, 12/01/19(c)	25,000	26,440,500
Leander Independent School District, GO, Series C (PSF-GTD), 0.00%, 08/15/24(c)(d)	17,000	5,260,990
Lower Colorado River Authority, Refunding RB, Series A, 5.00%, 05/15/19	5,000	5,207,100
Mission Texas Economic Development Corp., RB, Senior Lien, Natural Gasoline Project, Series B, AMT, 5.75%, 10/01/31(a)	10,960	11,415,826
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Jubilee Academic, Series A(a):
5.00%, 08/15/36	4,055	4,072,437
5.00%, 08/15/46	4,055	3,894,422
North Central Texas Health Facility Development Corp., Refunding RB, 5.00%, 08/15/22(c)	5,015	5,643,731
North Texas Tollway Authority, Refunding RB, 1st Tier-Series A, 5.00%, 01/01/36	5,000	5,650,400

18

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas (continued)
Pearland Independent School District, GO, Refunding, (PSF-GTD), 5.25%, 02/15/32	$10,000	$11,665,900
Red River Health Facilities Development Corp., MRB, Eden Home, Inc. Project, 5.63%, 12/15/22(f)(g)	2,570	1,721,900
Round Rock Independent School District, GO, Refunding, (PSF-GTD), 4.00%, 08/01/18	10,895	11,017,242
State of Texas, GO, Refunding, Transportation Commission - Mobility Fund, 5.00%, 10/01/18	10,000	10,215,600
State of Texas, GO, Transportation Commission, Highway Improvement, 5.00%, 04/01/19	6,000	6,229,440
State of Texas, RB, 4.00%, 08/30/18	200,000	202,694,000
Texas Municipal Gas Acquisition & Supply Corp. I, RB, Senior Lien:
Series B, 1.78%, 12/15/26(b)	5,000	4,909,200
Series D, 6.25%, 12/15/26	60,000	70,312,200
Texas Municipal Gas Acquisition & Supply Corp. III, RB:
5.00%, 12/15/26	5,000	5,515,250
5.00%, 12/15/28	5,000	5,486,950
Natural Gas Utility Improvements, 5.00%, 12/15/20	5,000	5,393,050
Natural Gas Utility Improvements, 5.00%, 12/15/23	10,000	11,163,800
Natural Gas Utility Improvements, 5.00%, 12/15/24	10,000	11,135,100
Natural Gas Utility Improvements, 5.00%, 12/15/25	10,000	11,077,900
Natural Gas Utility Improvements, 5.00%, 12/15/29	8,300	9,085,014
Natural Gas Utility Improvements, 5.00%, 12/15/30	5,000	5,458,850
Natural Gas Utility Improvements, 5.00%, 12/15/31	5,000	5,449,500
Natural Gas Utility Improvements, 5.00%, 12/15/32	10,000	10,885,100
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group:
5.00%, 12/31/40	14,845	16,219,647
5.00%, 12/31/45	10,000	10,890,500
5.00%, 12/31/50	5,000	5,427,500
5.00%, 12/31/55	10,000	10,819,800
Texas Transportation Commission State Highway Fund, RB, Series A, 5.00%, 10/01/19	5,000	5,274,700
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	8,534,656

Security	Par (000)	Value
Texas (continued)
Town of Flower Mound Texas, Special Assessment Bonds, Riverwalk Public Improvement District No. 1, 6.75%, 09/01/43	$2,000	$2,021,080
University of Houston, Refunding RB, Series A:
5.00%, 02/15/33	5,000	5,687,650
5.00%, 02/15/34	5,000	5,668,750
5.00%, 02/15/35	5,000	5,653,700

		649,061,613
Utah — 0.2%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/42	5,000	5,554,550
Utah State Charter School Finance Authority, RB, Early Light Academy(a):
5.00%, 07/15/34	530	521,245
5.13%, 07/15/49	4,830	4,730,067

		10,805,862
Virginia — 1.5%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.38%, 03/01/36	1,050	1,094,467
5.50%, 03/01/46	6,210	6,467,591
Cherry Hill Virginia Community Development Authority, Special Assessment Bonds, Potomac Shores Project(a):
5.15%, 03/01/35	1,000	1,023,580
5.40%, 03/01/45	2,000	2,045,560
Chesapeake Bay Bridge & Tunnel District, RB, 1st General Resolution Revenue:
5.00%, 07/01/46	10,000	11,083,000
5.00%, 07/01/51	10,000	11,014,600
County of Hanover Virginia EDA, Refunding RB, Covenant Woods, Series A:
4.00%, 07/01/22	980	1,018,681
Residential Care Facility, 5.00%, 07/01/47	1,985	2,043,200
County of Henrico Virginia EDA, Refunding RB, United Methodist Homes:
5.00%, 06/01/22	625	676,025
5.00%, 06/01/23	420	452,722
Dulles Town Center Community Development Authority, Refunding, Special Assessment Bonds, Dulles Town Center Project, 4.00%, 03/01/23	1,000	996,860

19

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Virginia (continued)
Lower Magnolia Green Community Development Authority, Special Assessment Bonds(a)(e):
5.00%, 03/01/35	$2,900	$2,949,648
5.00%, 03/01/45	2,975	2,999,454
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	13,645	12,193,991
Virginia College Building Authority, RB, Marymount University Project, Series B, 5.00%, 07/01/45(a)	3,340	3,506,900
Virginia Port Authority, Refunding RB, AMT, Series B, 5.00%, 07/01/41	5,000	5,552,950
Virginia Public School Authority, Refunding RB, Series C, 5.00%, 08/01/18	10,000	10,155,000
Virginia Small Business Financing Authority, RB, Transform 66 P3 Project, AMT:
5.00%, 12/31/47	5,000	5,410,100
5.00%, 12/31/49	5,000	5,385,800
5.00%, 12/31/52	5,000	5,369,700
5.00%, 12/31/56	5,000	5,357,650
Wise County Virginia IDA, RB, Virginia Electric and Power Co., Series A, 1.88%, 11/01/40(b)	5,000	4,980,800

		101,778,279
Washington — 1.5%
Energy Northwest, RB, Columbia Generating Station Electric Revenue Bonds, Series E, 2.20%, 07/01/19	10,000	9,973,800
Greater Wenatchee Regional Events Center Public Facilities District, Refunding RB, Series A, 5.25%, 09/01/32	2,255	2,309,346
Port of Seattle Washington, ARB, International Lien, AMT:
Series C, 5.00%, 05/01/20	5,000	5,336,850
Series C, 5.00%, 05/01/21	5,000	5,459,150
Series C, 5.00%, 05/01/22	5,000	5,560,300
Series C, 5.00%, 05/01/27	5,265	6,158,207
Series D, 5.00%, 05/01/21	5,000	5,459,150
Series D, 5.00%, 05/01/23	5,000	5,640,650
Series D, 5.00%, 05/01/24	5,000	5,712,850
Series D, 5.00%, 05/01/25	5,000	5,761,900
Series D, 5.00%, 05/01/26	5,000	5,809,500
State of Washington, GO:
Refunding, Series C, 5.00%, 07/01/30	10,000	11,405,500
Series A, 5.00%, 07/01/18(c)	5,000	5,061,200
Series A, 5.00%, 08/01/22(c)	5,000	5,655,450

Security	Par (000)	Value
Washington (continued)
State of Washington, GO (continued):
Series A-1, 5.00%, 08/01/40	$5,000	$5,638,950
Washington Health Care Facilities Authority, RB, Catholic Healthcare, Series A, 5.00%, 02/01/41	10,000	10,386,500

		101,329,303
West Virginia — 0.5%
West Virginia Commissioner of Highways, RB, Surface Transportation Improvements, Series A, 5.00%, 09/01/20	5,000	5,383,900
West Virginia Hospital Finance Authority, Refunding RB, West Virginia United Health System Obligated Group:
5.00%, 06/01/23	5,000	5,620,100
5.00%, 06/01/24	5,000	5,691,050
West Virginia Tobacco Settlement Finance Authority, RB, Series A, 7.47%, 06/01/47	17,440	16,851,400

		33,546,450
Wisconsin — 2.1%
Public Finance Authority, ARB, Denver International Airport Great Hall Project, AMT:
5.00%, 09/30/37	5,000	5,498,850
5.00%, 09/30/49	10,000	10,863,500
Public Finance Authority, RB(a):
Alabama Proton Therapy Center, Series A, 6.25%, 10/01/31	1,285	1,248,339
Alabama Proton Therapy Center, Series A, 7.00%, 10/01/47	1,285	1,292,016
Delray Beach Radiation Therapy, 7.00%, 11/01/46	5,085	5,271,213
Public Finance Authority, Refunding RB:
Celanese Project, Series C, AMT, 4.30%, 11/01/30	3,175	3,245,072
Celanese Project, Series D, 4.05%, 11/01/30	3,175	3,245,802
National Gypsum Co., AMT, 4.00%, 08/01/35	4,840	4,692,041
State of Wisconsin, GO, Refunding, Series-2:
5.00%, 11/01/22	5,000	5,678,950
5.00%, 11/01/23	10,000	11,552,300
State of Wisconsin, GO, Series B:
5.00%, 05/01/22(c)	5,000	5,600,550
5.00%, 05/01/32	5,000	5,758,400
5.00%, 05/01/33	5,000	5,744,350
5.00%, 05/01/34	5,000	5,726,800

20

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Wisconsin (continued)
State of Wisconsin, GO, Series B (continued):
5.00%, 05/01/36	$5,000	$5,709,350
5.00%, 05/01/38	10,000	11,383,900
State of Wisconsin, Refunding RB, Series C, 3.15%, 05/01/27	7,740	7,579,395
Wisconsin Health & Educational Facilities Authority, RB, Series B, Marshfield Clinic:
Health System, 5.00%, 02/15/42	10,000	10,874,000
Health System, 5.00%, 02/15/46	5,100	5,531,154
5.00%, 02/15/40	10,000	10,613,600
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Ascension Health Credit Group, 5.00%, 11/15/35	5,000	5,648,400
Mile Bluff Medical Center, 5.50%, 05/01/34	875	890,934
Mile Bluff Medical Center, 5.75%, 05/01/39	1,060	1,078,031
Thedacare, Inc., 5.00%, 12/15/44	5,000	5,359,450

		140,086,397

Total Municipal Bonds — 88.5% (Cost — $5,875,914,425)		5,884,097,224

Municipal Bonds Transferred to Tender Option Bond Trusts (i) — 16.3%

Arizona — 0.3%
Arizona State University, Refunding RB, Arizona State University System Board of Regents, Series A, 5.00%, 07/01/22(c)	10,000	11,257,626
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 12/01/45	10,000	11,236,800

		22,494,426
California — 4.3%
California Educational Facilities Authority, 5.00%, 10/01/46	10,000	11,341,024
California Educational Facilities Authority, RB, California Institute of Technology:
5.00%, 11/01/19(c)	10,000	10,583,689
5.00%, 09/01/45	10,490	11,710,137
California Health Facilities Financing Authority, RB, Series A:
Lucile Salter Packard Children’s Hospital at Stanford, 5.00%, 08/15/43	10,000	10,997,263

Security	Par (000)	Value
California (continued)
California Health Facilities Financing Authority, RB, Series A (continued):
Stanford Hospital and Clinics, 5.00%, 08/15/51	$10,000	$10,987,950
Sutter Health, 5.00%, 08/15/52	10,000	11,016,275
California Health Facilities Financing Authority, Refunding RB, Kaiser Permanente, Sub-Series A-2, 5.00%, 11/01/47	10,000	12,679,450
California Infrastructure & Economic Development Bank, RB:
5.00%, 05/15/47	10,000	11,534,900
5.00%, 05/15/52	10,000	11,506,700
California Public Finance Authority, Refunding RB, Sharp Healthcare, Series A, 5.00%, 08/01/47	10,000	11,363,775
California State Infrastructure Authority, RB, 5.00%, 11/01/41	10,000	11,136,895
Chaffey Joint Union High School District, GO, Election of 2012, Series C, 5.25%, 08/01/47	10,000	11,620,750
Chino Valley Unified School District, GO, Election 2016, Series A, 5.25%, 08/01/47	10,000	11,681,250
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 05/01/44	10,000	11,004,700
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 05/15/45	10,000	11,067,731
City of Los Angeles California Department of Airports, Refunding ARB, Series B, 5.00%, 05/15/35	10,000	11,080,471
City of Los Angeles California Department of Water & Power, RB, Series B, 5.00%, 07/01/43	10,000	11,022,850
City of San Francisco California Public Utilities Commission Water Revenue, RB, 5.00%, 11/01/37	10,000	11,089,442
Coachella Valley Unified School District/CA, GO, Election 2005, Series F (BAM), 5.00%, 08/01/46	10,000	11,231,825
County of Ventura California Public Financing Authority, Refunding RB, Series A:
5.00%, 11/01/38	8,450	9,457,950
5.00%, 11/01/43	8,530	9,488,934
Fresno Unified School District, GO, 5.00%, 08/01/44	10,000	11,239,775
Manteca California Unified School District, GO, 5.00%, 08/01/40	10,000	11,355,510

21

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
California (continued)
Port of Los Angeles California, Refunding RB, Harbor Department, Series A, AMT, 5.00%, 08/01/44	$10,000	$11,040,775
San Marcos Unified School District, GO, Election of 2010, Series C, 5.00%, 08/01/40	10,000	11,031,546
State of California, GO, Various Purposes, 5.00%, 04/01/43	10,000	11,088,450

		289,360,017
Connecticut — 0.2%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	10,000	11,149,400

Delaware — 0.2%
County of New Castle Delaware, GO, Refunding, 5.00%, 10/01/45	10,000	11,390,459

District of Columbia — 0.5%
District of Columbia Water & Sewer Authority, RB,Green Bonds,Series A, 5.00%, 10/01/52	10,000	11,281,475
District of Columbia Water & Sewer Authority, RB, Sub-Lien, Series A, 5.00%, 10/01/44	10,000	11,021,800
Metropolitan Washington Airports Authority, ARB, AMT, 5.00%, 10/01/42	10,000	11,177,225

		33,480,500
Florida — 0.8%
County of Miami-Dade Florida Transit System Sales Surtax Revenue, RB, (AGM), 5.00%, 07/01/42	10,000	10,984,250
East Central Regional Wastewater Treatment Facilities Operation Board, Refunding RB, 5.00%, 10/01/44	10,000	11,439,375
Gainesville & Hall County Hospital Authority, Refunding RB, Northeast Georgia Health Systems, Inc. Project, Series A, 5.50%, 08/15/54	10,000	11,469,200
Greater Orlando Aviation Authority, AMT, Series A, 5.00%, 10/01/46	10,000	10,994,300
Tampa Bay Water Utility System, RB, 5.00%, 10/01/38	10,000	11,255,150

		56,142,275
Georgia — 0.7%
City of Atlanta Georgia Wastewater Revenue, Refunding RB, 5.00%, 11/01/40	20,000	22,524,854

Security	Par (000)	Value
Georgia (continued)
Clarke County Hospital Authority, Refunding RB, Piedmont Heathcare, Inc. Project, Series A, 5.00%, 07/01/46	$10,000	$11,007,450
County of Georgia Cobb Developmental Authority, RB, Georgia Tech Cobb Research Campus, Series A, 5.00%, 06/01/49	10,000	11,307,900

		44,840,204
Illinois — 0.2%
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/36	10,000	11,284,400

Indiana — 0.2%
Indiana State Finance Authority, Refunding RB, Franciscan Alliance, Inc., 5.00%, 11/01/41	10,000	10,980,600

Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Green Bonds, 5.00%, 08/01/42	10,000	11,549,600

Louisiana — 0.3%
New Orleans Aviation Board, Series B, AMT:
5.00%, 01/01/40	10,000	10,916,550
General Apartment, 5.00%, 01/01/48	10,000	10,987,025

		21,903,575
Maryland — 0.3%
City of Baltimore Maryland, RB, Series A, 5.00%, 07/01/43	10,000	11,081,305
Maryland Health & Higher Educational Facilities Authority, RB, Johns Hopkins Health, Series C, 5.00%, 05/15/43	10,000	10,979,320

		22,060,625
Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	10,000	11,186,150
Massachusetts Development Finance Agency, RB, Partners Healthcare System Issue, Series M-4, 5.00%, 07/01/44	10,000	10,954,411

22

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Massachusetts (continued)
University of Massachusetts Building Authority, Refunding RB, Series 1, 5.00%, 11/01/44	$10,000	$11,205,900

		33,346,461
Michigan — 0.2%
Michigan Finance Authority, Refunding RB, Trinity Health Corp., Series 2016, 5.00%, 12/01/45	10,000	11,111,400

Minnesota — 0.2%
Western Minnesota Municipal Power Agency, RB, Series A, 5.00%, 01/01/46	10,000	11,133,898

Missouri — 0.7%
Health & Educational Facilities Authority of the State of Missouri, RB, BJC Health System, 5.00%, 01/01/44	10,000	10,820,825
Metropolitan St. Louis Sewer District, RB, Series B :
5.00%, 05/01/43	10,000	11,157,300
5.00%, 05/01/45	10,000	11,313,950
Metropolitan State Louis Sewer District, Refunding RB, Series A, 5.00%, 05/01/47	10,000	11,436,550

		44,728,625
Nevada — 0.2%
Las Vegas Valley Water District, GO, Series B, 5.00%, 06/01/37	10,000	11,020,500

New York — 1.7%
City of New York New York Water & Sewer System, RB, 2nd General Resolution, Fiscal 2017, Series DD, 5.00%, 06/15/47	20,000	22,639,150
City of New York New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	10,000	11,154,450
Metropolitan Transportation Authority, RB, Green Bonds, Series A, 5.00%, 11/15/42	10,000	11,390,400
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	10,000	11,355,500
New York State Dormitory Authority, RB, Series A, 5.00%, 03/15/39	10,000	11,236,149
New York State Dormitory Authority, Refunding RB, Series E, 5.00%, 02/15/39	10,000	11,341,450

Security	Par (000)	Value
New York (continued)
New York State Urban Development Corp, Refunding RB, Series A, 5.00%, 03/15/35	$10,000	$11,255,050
Port Authority of New York & New Jersey, RB, 5.00%, 10/15/41	10,000	11,312,386
Utility Debt Securitization Authority, Refunding RB, 5.00%, 12/15/37	10,000	11,497,800

		113,182,335
North Carolina — 0.5%
City of Charlotte North Carolina Airport Revenue, ARB, Series A:
5.00%, 07/01/42	10,000	11,450,325
5.00%, 07/01/47	10,000	11,407,000
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	10,000	11,058,840

		33,916,165
Oklahoma — 0.2%
Oklahoma City Water Utilities Trust, Refunding RB, 5.00%, 07/01/45	10,000	11,335,100

Pennsylvania — 0.8%
County of Lancaster Pennsylvania Hospital Authority, RB, 5.00%, 08/15/46	10,000	11,143,425
County of Montgomery Maryland, RB, Trinity Health Credit Group, Series MD, 5.00%, 12/01/45	10,000	11,170,225
General Authority of Southcentral Pennsylvania, Refunding RB, Wellspan Health Obligated Group, Series A, 5.00%, 06/01/44	10,000	10,828,671
Philadelphia Authority for Industrial Development Hospital, RB, The Children’s Hospital of Philadelphia Project, Series A, 5.00%, 07/01/42	20,000	22,430,050

		55,572,371
South Carolina — 0.1%
City of Charleston South Carolina Waterworks & Sewer System Revenue, Refunding RB, 5.00%, 01/01/21(c)	10,000	10,896,525

Tennessee — 0.1%
Rutherford County Health & Educational Facilities Board, RB, Ascension Health, Series C, 5.00%, 11/15/47	10,000	10,833,250

23

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Texas — 0.5%
North Texas Tollway Authority, Refunding RB, Capital Appreciation, System, 1st Tier, Series I (AGC), 6.20%, 01/01/42	$10,000	$12,024,225
Tarrant Regional Water District, Refunding RB, 5.00%, 03/01/52	10,000	10,864,750
Texas Water Development Board, RB, Series A, 5.00%, 10/15/47	10,000	11,417,625

		34,306,600
Utah — 0.5%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/47	10,000	11,067,275
Salt Lake City Corp. Airport Revenue, RB, Series B, 5.00%, 07/01/47	10,000	11,284,100
Utah State Transit Authority Sales Tax, RB, 5.00%, 06/15/38	10,000	11,325,640

		33,677,015
Virginia — 0.7%
Chesapeake Bay Bridge & Tunnel District, RB, 1st Tier General Resolution Revenue (AGM), 5.00%, 07/01/41	10,000	11,121,150
County of Fairfax Water Authority, Refunding RB, 5.00%, 04/01/46	10,000	11,515,325
County Of Faitfax Industrial Development Authority, RB, Inova Health Systems Project, Series A, 5.00%, 05/15/44	10,000	11,096,350
University of Virginia, Refunding RB, Series A-2, 5.00%, 04/01/45	10,000	11,300,650

		45,033,475
Washington — 0.7%
Port of Seattle Washington, GO, 5.00%, 01/01/42	10,000	11,436,300
State of Washington, GO, Series A:
5.00%, 02/01/33	10,000	11,339,850
5.00%, 08/01/38	10,000	11,218,573
Washington Health Care Facilities Authority, Refunding RB, Providence Health & Services, Series D, 5.00%, 10/01/38	10,000	10,966,948

		44,961,671

Security	Par (000)	Value
Wisconsin — 0.5%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	$10,000	$10,827,150
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Obligated Group, Series A, 5.00%, 04/01/42	10,000	10,647,154
Thedacare Inc., 5.00%, 12/15/44	10,000	10,715,225

		32,189,529

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 16.3% (Cost — $1,070,573,022)		1,083,881,001

	Shares
Investment Companies — 0.2%
SPDR Nuveen S&P High Yield Municipal Bond ETF	100,000	5,540,000
VanEck Vectors High-Yield Municipal Index ETF	300,000	9,264,000

Total Investment Companies — 0.2% (Cost — $14,623,500)		14,804,000

Total Long-Term Investments — 106.7% (Cost — $7,074,679,156)		7,095,672,178

Short-Term Securities — 1.2%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.94%(j)(k)	77,600,142	77,607,902

Total Short-Term Securities — 1.2% (Cost — $77,607,539)		77,607,902

Total Investments — 107.9% (Cost — $7,152,286,695)		7,173,280,080
Other Assets Less Liabilities — 1.9%		122,968,848
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (9.8)%		(648,379,426)

Net Assets — 100.0%		$6,647,869,502

24

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(c)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Zero-coupon bond.
(e)	When issued security
(f)	Non-income producing security.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(j)	Annualized 7-day yield as of period end.
(k)	During the period ended February 28, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliate Persons and/or Related Parties	Shares Held at 05/31/17	Shares Purchased	Shares Sold		Shares Held at 02/28/18	Value at 02/28/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	324,126,841	—	(246,526,699	)(b)	77,600,142	$77,607,902	$1,245,075	$91,086	$(4,698)
iShares National Municipal Bond Fund	—	1,665,000	1,665,000		—	—	204,192	63,878	—

						$77,607,902	$1,449,267	$154,964	$(4,698)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold

For compliance purposes, the sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	6,022	06/20/18	$722,922	$1,182,419
Long U.S. Treasury Bond	7,068	06/20/18	1,013,816	(8,782,998)
5-Year U.S. Treasury Note	3,222	06/29/18	367,081	494,643

				$(7,105,936)

25

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Notes
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
EDA	Economic Development Authority
EDC	Economic Development Corp.
ETF	Exchange-Traded Fund
GO	General Obligation Bonds
GTD	Guaranteed
IDA	Industrial Development Authority
LRB	Lease Revenue Bonds
M/F	Multi-Family
MRB	Mortgage Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SPDR	Standard & Poor’s Depository Receipts

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•	Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

•	Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

26

Schedule of Investments (unaudited) (continued) February 28, 2018	BlackRock Strategic Municipal Opportunities Fund

As of February 28, 2018, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$14,804,000	$7,080,868,178	$—	$7,095,672,178

Short-Term Securities	77,607,902	—	—	77,607,902

	$92,411,902	$7,080,868,178	$—	$7,173,280,080

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$1,677,062	$—	$—	$1,677,062
Liabilities:
Interest rate contracts	(8,782,998)	—	—	(8,782,998)

	$(7,105,936)	$—	$—	$(7,105,936)

(a)	See above Schedule of Investments for values in each sector, state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, TOB Trust Certificates of $646,644,951 are categorized as Level 2 within the disclosure hierarchy.

During the period ended February 28, 2018, there were no transfers between levels.

27

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 18, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Strategic Municipal Opportunities Fund of BlackRock Municipal Series Trust

Date: April 18, 2018